Long-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term investment
Schedule of long-term investments

The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	42,500	99,338	14,269
Equity investments – measurement alternative	165,253	200,850	28,850
Held-to-maturity investments	197,469	10,502	1,508
Other long-term investments	897,284	994,922	142,912
Total	1,302,506	1,305,612	187,539